Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000249322
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Hedged ETF
Trading Symbol	SHUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$40	0.80%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 25,324,897
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 105,537
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,324,897
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$105,537
Portfolio Turnover Rate	100%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Index Option	0.3%
Equity	99.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Stratified LargeCap Index ETF	99.1%
S&P 500 Index Purchased Put Option, Expiration:9/22/2025, Strike $5,400	0.5%
S&P 500 Index Written Put Option, Expiration:9/22/2025, Strike $4,800	-0.2%

C000249323
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Index ETF
Trading Symbol	SSPY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$23	0.45%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 119,959,936
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 222,566
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$119,959,936
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$222,566
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	2.8%
Real Estate	3.1%
Utilities	6.1%
Energy	6.3%
Communications	7.5%
Financials	9.9%
Industrials	10.0%
Health Care	11.3%
Consumer Staples	13.4%
Consumer Discretionary	13.5%
Technology	15.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Synchrony Financial	1.1%
Capital One Financial Corporation	1.1%
Kroger Company (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Costco Wholesale Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Chevron Corporation	0.7%
Ross Stores, Inc.	0.7%
Exxon Mobil Corporation	0.7%